RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Parties) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to related party	$ 16,911
Due to shareholder	50,000
Ossen Material Research [Member]
Related Party Transaction [Line Items]
Due to related party	16,911
Dr. Tang [Member]
Related Party Transaction [Line Items]
Due to shareholder	$ 50,000